PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) ৳ in Millions, $ in Millions								1 Months Ended	12 Months Ended
	Feb. 12, 2026 USD ($)	Sep. 25, 2025 USD ($)	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 USD ($) sim_card	Apr. 01, 2012 USD ($) operator sim_card	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Nov. 20, 2017 USD ($)	Nov. 20, 2017 BDT (৳)	May 18, 2015 BDT (৳)	Apr. 01, 2012 BDT (৳)
Disclosure of other provisions [line items]
Other provisions									$ 304	$ 121	$ 125
Tax and interest claim amount												$ 74	৳ 8,231,000
Interest claim												$ 39	৳ 4,307,000
Threshold value of other individual contingencies for disclosure									5
Total value of all other individual contingencies above threshold other than amounts already disclosed									227	211
Legal provision
Disclosure of other provisions [line items]
Other provisions									191	9	$ 9
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action				2
Damages awarded		$ 20
VEON - Securities Class Action | Settlement of lawsuit
Disclosure of other provisions [line items]
Damages paid into escrow	$ 20
ADG Arbitration Claim | Legal provision
Disclosure of other provisions [line items]
Other provisions									$ 170
ADG Arbitration Claim | Pakistan Mobile Communications Ltd (PMCL)
Disclosure of other provisions [line items]
Proportion of ownership interests held by non-controlling interests									15.00%
ADG Arbitration Claim | Settlement of lawsuit
Disclosure of other provisions [line items]
Damages awarded								$ 120
ADS payment								30
Damages awarded, payment deferred for 24 months								$ 60
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions									$ 7	$ 8
VAT on Replacement SIMs | Banglalink Digital Communications Limited | NBR
Disclosure of other provisions [line items]
Unpaid SIM tax							$ 63										৳ 7,740
Number of random SIM cards purchased by NBR | sim_card							5
Total number of SIM cards issued | sim_card							7,021,834
Number of other operators that received notices | operator							3
Percentage of exposure of the original demand							8.50%
Assessed SIM tax liability							$ 62										৳ 7,620
VAT on Replacement SIMs | Banglalink Digital Communications Limited | LTU
Disclosure of other provisions [line items]
Unpaid SIM tax														$ 14	৳ 1,690
Number of random SIM cards purchased by Review Committee | sim_card							1,200
Percentage of incorrectly registered SIM cards							4.83%
Number of SIM cards incorrectly issued | sim_card						6,887,633
SIM tax payable on incorrectly issued SIM cards						$ 44										৳ 5,320
Percentage of SIM tax deposited			10.00%		10.00%